Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory tax rate	21.00%	12.20%
Net deferred tax assets	$ 16,650,521	$ 1,977,471
Federal state loss carry forward	47,341,455	4,668,142
Loss carryforwards	$ 25,468,713	$ 3,206,361
Carried forward	20 years